As filed with the Securities and Exchange Commission on September 13, 2024

1933 Act Registration File No. 333-258490

1940 Act File No. 811-23723

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	35	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	38	☒

Strategic Trust

(Exact Name of Registrant as Specified in Charter)

7887 East Belleview Ave., Suite 1100

Denver, Colorado 80111

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code) (303) 499-1959

Kevin Kelly

c/o Kelly Strategic Management, LLC

7887 East Belleview Ave., Suite 1100

Denver, Colorado 80111

(Name and Address of Agent for Service)

Copies to:

Eric Simanek, Esq.

Eversheds Sutherland (US) LLP

700 6th Street, N.W.

Washington, DC 20001

(202) 220-8412

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 16, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 25 (the “Amendment”) relating to Daily Delta N100 Upside Option Strategy ETF, Daily Delta N100 Downside Option Strategy ETF, Daily Delta S500 Upside Option Strategy ETF, Daily Delta S500 Downside Option Strategy ETF, Daily Delta R2000 Upside Option Strategy ETF and Daily Delta R2000 Downside Option Strategy ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 5, 2024, and was most recently delayed until September 16, 2024 by Post-Effective Amendment No. 34.

This Post-Effective Amendment No. 35 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 16, 2024, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 35 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 25.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 13th day of September, 2024.

KELLY STRATEGIC ETF TRUST

By:	/s/ Kevin Kelly
Kevin Kelly
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to its Registration Statement has been signed below by the following persons in their capacities as of September 13, 2024.

Signature	Title	Date

/s/ Kevin Kelly	President, Principal Executive Officer,	September 13, 2024
Kevin Kelly	Chairman of the Board and Trustee

/s/ Jim Niemie	Principal Financial Officer,	September 13, 2024
Jim Niemie	Chief Financial Officer and Treasurer

Matthew Patterson*	Trustee	September 13, 2024
Matthew Patterson

Ethan Powell*	Trustee	September 13, 2024
Ethan Powell

*By:	/s/ Kevin Kelly
Kevin Kelly, Attorney-in-Fact
by Power of Attorney